SSgA Active ETF Trust

Supplement Dated August 30, 2013

to the

Prospectus Dated October 31, 2012 (as revised April 4, 2013)

SPDR® SSgA Global Allocation ETF, SPDR SSgA Conservative Global Allocation ETF* and

SPDR SSgA Aggressive Global Allocation ETF*

Effective immediately, the Prospectus is hereby revised as follows.

The disclosure under the heading “Portfolio Management,” sub-heading “Portfolio Managers” in the Fund Summary for the Funds identified in the left column below is replaced with the corresponding disclosure in the right column below.

Funds	Portfolio Managers
SPDR SSgA Conservative Global Allocation ETF SPDR SSgA Global Allocation ETF

The professionals primarily responsible for the day-to-day management of the Fund and the Portfolio are Christopher J. Goolgasian, Timothy Furbush and Lisa Khatri.

CHRISTOPHER J. GOOLGASIAN, CPA, CFA, CAIA, is a Vice President of SSgA FM and Head of U.S. Portfolio Management-Investment Solutions Group. He joined the Adviser in 2010.

TIMOTHY FURBUSH, CFA, CMT is a Vice President of SSgA FM and a Senior Portfolio Manager in the Investment Solutions Group. He joined the Adviser in 2007.

LISA KHATRI, CFA, is a Principal of SSgA FM and a Portfolio Manager in the Investment Solutions Group. She joined the Adviser in 2010.

SPDR SSgA Aggressive Global Allocation ETF

The professionals primarily responsible for the day-to-day management of the Fund and the Portfolio are Christopher J. Goolgasian and Timothy Furbush.

CHRISTOPHER J. GOOLGASIAN, CPA, CFA, CAIA, is a Vice President of SSgA FM and Head of U.S. Portfolio Management-Investment Solutions Group. He joined the Adviser in 2010.

TIMOTHY FURBUSH, CFA, CMT is a Vice President of SSgA FM and a Senior Portfolio Manager in the Investment Solutions Group. He joined the Adviser in 2007.

The disclosure regarding Ola Folarin under the heading “Management,” sub-heading “Portfolio Managers” is deleted.

*	SPDR SSgA Conservative Global Allocation ETF and SPDR SSgA Aggressive Global Allocation ETF are not yet in operation and thus are not currently offered by the SSgA Active ETF Trust.

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ACTSTATSUP2

SSgA Active ETF Trust

Supplement Dated August 30, 2013

to the

Statement of Additional Information (“SAI”)

Dated October 31, 2012 (as revised April 3, 2013)

SPDR® SSgA Global Allocation ETF, SPDR SSgA Conservative Global Allocation ETF and

SPDR SSgA Aggressive Global Allocation ETF

Effective immediately, the SAI is hereby revised as follows.

Under the heading “Management of the Trust,” sub-heading “Portfolio Managers,” the information relating to SPDR SSgA Conservative Global Allocation ETF, SPDR SSgA Global Allocation ETF and SPDR SSgA Aggressive Global Allocation ETF in the table that lists the Funds and their respective portfolio managers is hereby replaced with the following:

Fund	Portfolio Managers
SPDR SSgA Conservative Global Allocation ETF	Christopher J. Goolgasian, Timothy Furbush and Lisa Khatri
SPDR SSgA Global Allocation ETF	Christopher J. Goolgasian, Timothy Furbush and Lisa Khatri
SPDR SSgA Aggressive Global Allocation ETF	Christopher J. Goolgasian and Timothy Furbush

Under the heading “Management of the Trust,” sub-heading “Portfolio Managers,” the table relating to other accounts managed by the portfolio managers for all ETFs except SPDR Blackstone / GSO Senior Loan ETF is hereby replaced with the following:

Other Accounts Managed as of July 31, 2013

Portfolio Manager	Registered Investment Company Accounts	Assets Managed (billions)*	Pooled Investment Vehicle Accounts	Assets Managed (billions)*	Other Accounts	Assets Managed (billions)**	Total Assets Managed (billions)**
Robert Guiliano	4	$4.60	9	$1.59	320	$83.77	$89.96
Christopher J. Goolgasian	4	$4.60	9	$1.59	320	$83.77	$89.96
Daniel C. Peirce	4	$4.60	9	$1.59	320	$83.77	$89.96
Lisa Khatri	4	$4.60	9	$1.59	320	$83.77	$89.96
Timothy Furbush	4	$4.60	9	$1.59	320	$83.77	$89.96
Jeremiah K. Holly	4	$4.60	9	$1.59	320	$83.77	$89.96
John A. Gulino	4	$4.60	9	$1.59	320	$83.77	$89.96

*	There are no performance fees associated with these portfolios.
**	Includes 9 accounts with performance based fees of $505.60 million.

Under the heading “Management of the Trust,” sub-heading “Portfolio Managers,” the table relating to Fund Shares beneficially owned by the portfolio managers for all ETFs except SPDR Blackstone / GSO Senior Loan ETF, together with the accompanying introductory statement, is hereby replaced with the following:

The following table lists the dollar range of Fund Shares beneficially owned by portfolio managers listed above as of July 31, 2013:

Portfolio Manager	Fund	Dollar Range of Trust Shares Beneficially Owned
Robert Guiliano	SPDR SSgA Multi-Asset Real Return ETF	$1-$10,000
Christopher J. Goolgasian	SPDR SSgA Multi-Asset Real Return ETF	$10,001-$50,000
	SPDR SSgA Income Allocation ETF	$100,001-$500,000
	SPDR SSgA Global Allocation ETF	$10,001-$50,000
Daniel C. Peirce	SPDR SSgA Income Allocation ETF	$10,001-$50,000
Lisa Khatri	SPDR SSgA Global Allocation ETF	$1-$10,000
Timothy Furbush	None	None
Jeremiah K. Holly	SPDR SSgA Income Allocation ETF	$1-$10,000
John A. Gulino	SPDR SSgA Multi-Asset Real Return ETF	$1-$10,000

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ACTSAISUP1